CREDIT SUISSE OPPORTUNITY FUNDS
(the "Trust")

CREDIT SUISSE FLOATING RATE HIGH INCOME FUND
CREDIT SUISSE STRATEGIC INCOME FUND
(each a "Fund" and together the "Funds")

Supplement to the Summary Prospectus, the Statutory Prospectus
and the Statement of Additional Information

The Board of Trustees of the Trust has approved a contractual expense limitation agreement for the Funds. Effective April 22, 2019, the Trust and Credit Suisse Asset Management, LLC have entered into a written contract limiting operating expenses (subject to certain exceptions outlined in the agreement) for the Credit Suisse Floating Rate High Income Fund to 0.95% of the Fund's average daily net assets for Class A shares, 1.70% of the Fund's average daily net assets for Class C shares and 0.70% of the Fund's average daily net assets for Class I shares and for Credit Suisse Strategic Income Fund to 1.24% of the Fund's average daily net assets for Class A shares, 1.99% of the Fund's average daily net assets for Class C shares and 0.99% of the Fund's average daily net assets for Class I shares.

Effective April 22, 2019, the following changes are made to each Fund's Summary Prospectus and Statutory Prospectus to reflect the new expense limitation agreement:

The sections of the Summary Prospectus and Statutory Prospectus of the Credit Suisse Floating Rate High Income Fund entitled "Fees and Fund Expenses" and "Example" are deleted in their entirety and replaced with the following:

CREDIT SUISSE FLOATING RATE HIGH INCOME FUND

FEES AND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 87 under the heading "Other Shareholder Information—Classes of Shares and Sales Charges" and on page 92 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information."

Shareholder fees
(paid directly from your investment)	CLASS A	CLASS C	CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	NONE	NONE
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	NONE [1]	1.00%[2]	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE	NONE	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.60%	0.60%	0.60%
Distribution and service (12b-1) fee	0.25%	1.00%	NONE
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	1.01%	1.76%	0.76%
Less: amount of fee limitations/expense reimbursements[3]	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee limitations/expense reimbursements	0.95%	1.70%	0.70%

  1  Purchases of shares of $1 million or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase.

  2  1% during the first year.

  3  Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 0.95% of the fund's average daily net assets for Class A shares, 1.70% of the fund's average daily net assets for Class C shares and 0.70% of the fund's average daily net assets for Class I shares at least through February 28, 2020. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees of the Trust).The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2020.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
CLASS A (with or without redemption)	$573	$781	$1,006	$1,653
CLASS C (redemption at end of period)	$279	$554	$954	$2,073
CLASS C (no redemption)	$179	$554	$954	$2,073
CLASS I (with or without redemption)	$78	$243	$422	$942

The sections of the Summary Prospectus and Statutory Prospectus of the Credit Suisse Strategic Income Fund entitled "Fees and Fund Expenses" and "Example" are deleted in their entirety and replaced with the following:

CREDIT SUISSE STRATEGIC INCOME FUND

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 87 under the heading "Other Shareholder Information—Classes of Shares and Sales Charges" and on page 92 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information."

Shareholder fees
(paid directly from your investment)	CLASS A	CLASS C	CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	NONE	NONE
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	NONE [1]	1.00%[2]	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE	NONE	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.84%	0.84%	0.84%
Distribution and service (12b-1) fee	0.25%	1.00%	NONE
Other expenses	0.32%	0.32%	0.32%
Total annual fund operating expenses	1.41%	2.16%	1.16%
Less: amount of fee limitations/expense reimbursements[3]	0.17%	0.17%	0.17%
Total annual fund operating expenses after fee limitations/expense reimbursements	1.24%	1.99%	0.99%

  1  Purchases of shares of $1 million or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase.

  2  1% during the first year.

  3  Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.24% of the fund's average daily net assets for Class A shares, 1.99% of the fund's average daily net assets for Class C shares and 0.99% of the fund's average daily net assets for Class I shares at least through February 28, 2020. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees of the Trust).The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2020.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
CLASS A (with or without redemption)	$612	$900	$1,209	$2,086
CLASS C (redemption at end of period)	$319	$676	$1,159	$2,493
CLASS C (no redemption)	$219	$676	$1,159	$2,493
CLASS I (with or without redemption)	$118	$368	$638	$1,409

The second paragraph of the section on page 72 of the Statutory Prospectus entitled "More About the Funds—The Management Firms—The Floating Rate High Income Fund" is deleted in its entirety and replaced with the following:

Pursuant to a contractual expense limitation agreement, Credit Suisse will limit the Floating Rate High Income Fund's operating expenses to 0.95% of the fund's average daily net assets for Class A shares, 1.70% of the fund's average daily net assets for Class C shares and 0.70% of the fund's average daily net assets for Class I shares at least through February 28, 2020. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). Credit Suisse Opportunity Funds is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2020. Prior to April 22, 2019, these expense limitations were voluntary.

The second paragraph of the section on page 73 of the Statutory Prospectus entitled "More About the Funds—The Management Firms—The Strategic Income Fund" is deleted in its entirety and replaced with the following:

Pursuant to a contractual expense limitation agreement, Credit Suisse will limit the Strategic Income Fund's operating expenses to 1.24% of the fund's average daily net assets for Class A shares, 1.99% of the fund's average daily net assets for Class C shares and 0.99% of the fund's average daily net assets for Class I shares at least through February 28, 2020. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees of the Trust). Credit Suisse Opportunity Funds is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2020. Prior to April 22, 2019, these expense limitations were voluntary.

Effective April 22, 2019, the following changes are made to each Fund's Statement of Additional Information to reflect the new expense limitation agreement:

The third paragraph and accompanying table on page 58 of the Statement of Additional Information in the section entitled "Investment Management Agreement" are supplemented, with respect to the Funds, as follows:

Pursuant to expense limitation agreements, Credit Suisse will limit the operating expenses of Class A, Class C and Class I of certain Funds, as set out in the following table:

	Expense Limitation
Fund	Class A	Class C	Class I
Credit Suisse Floating Rate High Income Fund(1)	0.95%	1.70%	0.70%
Credit Suisse Strategic Income Fund(2)	1.24%	1.99%	0.99%

  (1)  Prior to April 22, 2019, the Fund voluntarily waived fees and reimbursed expenses so that the fund's annual operating expenses did not exceed 0.95% of the fund's average daily net assets for Class A shares, 1.70% of the fund's average daily net assets for Class C shares and 0.70% of the fund's average daily net assets for Class I shares.

  (2)  Prior to April 22, 2019, the Fund voluntarily waived fees and reimbursed expenses so that the fund's annual operating expenses did not exceed 1.24% of the fund's average daily net assets for Class A shares, 1.99% of the fund's average daily net assets for Class C shares and 0.99% of the fund's average daily net assets for Class I shares.

Dated: April 30, 2019	16-0419 CS-PRO FRHI-SUMPRO SIF-SUMPRO 2019-001